CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Operating activities:
Net income	$ 101	$ 151
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	176	173
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	97	88
Loss (gain) from disposal of assets	2	(2)
Undistributed income of unconsolidated subsidiaries	30	20
Other non cash items	45	53
Changes in operating assets and liabilities:
Provisions	27	44
Deferred income taxes	30	18
Trade and financing receivables related to sales, net	(386)	(861)
Inventories, net	(1,105)	(989)
Trade payables	(559)	150
Other assets and liabilities	(362)	(558)
Net cash used in operating activities	(1,904)	(1,713)
Investing activities:
Additions to retail receivables	(1,466)	(1,715)
Collections of retail receivables	1,700	1,781
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	2
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	128	132
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(152)	(184)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(318)	(266)
Other	95	332
Net cash (used in)/provided by investing activities	(11)	80
Financing Activities:
Proceeds from long-term debt	5,266	4,811
Payments of long-term debt	(3,556)	(4,529)
Net decrease in other financial liabilities	(360)	(192)
Dividends paid	(3)
Other	4
Net cash provided by financing activities	1,351	90
Effect of foreign exchange rate changes on cash and cash equivalents	25	(42)
Decrease in cash and cash equivalents	(539)	(1,585)
Cash and cash equivalents, beginning of year	5,567	5,199
Cash and cash equivalents, end of period	$ 5,028	$ 3,614